Document And Entity Information	12 Months Ended
Aug. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002081119
Document Type	N-CSR
Entity Registrant Name	RoboStrategy, Inc.
Document Period End Date	Aug. 31, 2026
Amendment Flag	false